Convertible Note Derivative	3 Months Ended
Sep. 30, 2022
Convertible Note Derivative [Abstract]
Convertible Note Derivative
8. Convertible Note Derivative
Our convertible note derivative relates to the Convertible Note (Note 7) and valued upon initial recognition at fair value using a with-and-without
methodology utilizing a binomial lattice model (Level 3). The convertible note derivative is re-measured
at fair value at each period end using a Black-Scholes option valuation model with the resulting gain or loss recognized in the Condensed Consolidated Statement of Operations. The components of the convertible note derivative are summarized as follows.

September 30, 2022
(in thousands)
Convertible note derivative — beginning of period	$—
Additions	24,896
Fair value adjustment	(13,909)

Convertible note derivative — end of period	$10,987

The valuation model requires the input of subjective assumptions including expected share price volatility, risk-free interest rate and debt rate. Changes in the input assumptions as well as our underlying share price can materially affect the fair value estimate and reported net income (loss). The assumptions used in the valuation model include the following, with a change in volatility and debt rate having the most significant impact on the valuation.

	September 30, 2022	August 26, 2022 (Inception)
Risk-free interest rate	4.1%	3.2%
Volatility	40.0%	40.0%
Debt rate	18.6%	17.3%